Common shares - Summary of restricted stock awards (Details) - Restricted Stock			1 Months Ended						12 Months Ended
	Jul. 31, 2019 USD ($) shares	Jun. 30, 2019 USD ($) shares	Apr. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Jan. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jun. 30, 2019	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Number of shares, outstanding and non-vested (in shares) | shares						3,561,742			3,806,773	3,561,742
Number of shares, granted (in shares) | shares									276,369	925,080
Number of shares, vested (in shares) | shares									(1,085,150)	(678,649)
Number of shares, forfeited (in shares) | shares									0	(1,400)
Number of shares, outstanding and non-vested (in shares) | shares				3,806,773			3,561,742		2,997,992	3,806,773	3,561,742
Weighted average grant date fair value, outstanding and non-vested (in USD per share)						$ 26.45			$ 24.19	$ 26.45
Weighted average grant date fair value, granted (in USD per share)									18.38	24.16
Weighted average grant date fair value, vested (in USD per share)									25.27	36.01
Weighted average grant date fair value, forfeited (in USD per share)									0	26.64
Weighted average grant date fair value, outstanding and non-vested (in USD per share)				$ 24.19			$ 26.45		$ 23.27	$ 24.19	$ 26.45
2013 Equity Incentive Plan | Employees
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Number of shares, granted (in shares) | shares	230,170	112,750	276,369		220,500	469,680
Weighted average grant date fair value, granted (in USD per share)					$ 11.15	$ 36.73
2013 Equity Incentive Plan | SSH Employees
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Number of shares, granted (in shares) | shares		107,500			141,900
Weighted average grant date fair value, granted (in USD per share)			$ 18.38	$ 3,000	$ 11.15
2013 Equity Incentive Plan | Employees and Directors
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Weighted average grant date fair value, granted (in USD per share)	$ 26.23	$ 24.93
2013 Equity Incentive Plan | Directors
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Number of shares, granted (in shares) | shares				90,000							60,000
Weighted average grant date fair value, granted (in USD per share)											$ 33.90
First vesting period | 2013 Equity Incentive Plan | Employees
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Vested shares percentage	33.00%		33.00%		33.00%	33.00%		33.00%
First vesting period | 2013 Equity Incentive Plan | SSH Employees
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Vested shares percentage				33.00%	33.00%			33.00%
First vesting period | 2013 Equity Incentive Plan | Directors
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Vested shares percentage				33.00%			33.00%
Second vesting period | 2013 Equity Incentive Plan | Employees
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Vested shares percentage	33.00%		33.00%		33.00%	33.00%		33.00%
Second vesting period | 2013 Equity Incentive Plan | SSH Employees
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Vested shares percentage				33.00%	33.00%			33.00%
Second vesting period | 2013 Equity Incentive Plan | Directors
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Vested shares percentage				33.00%			33.00%
Third vesting period | 2013 Equity Incentive Plan | Employees
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Vested shares percentage	33.00%		33.00%		33.00%	33.00%		33.00%
Third vesting period | 2013 Equity Incentive Plan | SSH Employees
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Vested shares percentage				33.00%	33.00%			33.00%
Third vesting period | 2013 Equity Incentive Plan | Directors
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Vested shares percentage				33.00%			33.00%